Long-Term Debt (TCEH Debtor-In-Possession Facilities) (Detail) - Predecessor - USD ($) $ in Millions	9 Months Ended
	Oct. 02, 2016	Oct. 03, 2016	Sep. 30, 2016	Jul. 31, 2016	Dec. 31, 2015
Line of Credit Facility [Line Items]
Debtor-in-Possession Financing, Borrowings Outstanding		$ 3,387			$ 1,425
Texas Competitive Electric Holdings Company LLC [Member] | Debtor-In-Possession Roll Facility [Member]
Line of Credit Facility [Line Items]
Debtor-in-Possession Financing, Amount Arranged	$ 4,250		$ 4,250		3,375
Debtor-In-Possession Financing, Proceeds From Issuance of facilities	3,465
Debtor-In-Possession Financing, Amendment Fee, Issuance Costs	107
Debtor-in-Possession Financing, Collateral Account, Total Amount Held To Support Letters Of Credit	650
Debtor-In-Possession Financing, Repayment Of Outstanding Amounts	2,650
Collateral financing	800
Texas Competitive Electric Holdings Company LLC [Member] | Debtor-In-Possession Roll Facility [Member] | Senior Secured Revolving Credit Facility [Member]
Line of Credit Facility [Line Items]
Debtor-in-Possession Financing, Amount Arranged	750				1,950
Texas Competitive Electric Holdings Company LLC [Member] | Debtor-In-Possession Roll Facility [Member] | Letter Of Credit Facility [Member]
Line of Credit Facility [Line Items]
Debtor-in-Possession Financing, Amount Arranged	650
Texas Competitive Electric Holdings Company LLC [Member] | Debtor-In-Possession Roll Facility [Member] | Senior Secured Term Loan Facility [Member]
Line of Credit Facility [Line Items]
Debtor-in-Possession Financing, Amount Arranged	$ 2,850				1,425
Collateral financing					800
Debtor-in-Possession Financing, Borrowings Outstanding					$ 1,425
Debtor-in-Possession Financing, Interest Rate on Borrowings Outstanding					3.75%
Texas Competitive Electric Holdings Company LLC [Member] | Debtor-In-Possession Roll Facility [Member] | Senior Secured Term Loan Facility [Member] | Cash and Cash Equivalents [Member]
Line of Credit Facility [Line Items]
Collateral financing					$ 281
Texas Competitive Electric Holdings Company LLC [Member] | Debtor-In-Possession Roll Facility [Member] | Senior Secured Term Loan Facility [Member] | Restricted Cash [Member]
Line of Credit Facility [Line Items]
Collateral financing					$ 519
Texas Competitive Electric Holdings Company LLC [Member] | Debtor-In-Possession Facility [Member]
Line of Credit Facility [Line Items]
Debtor-in-Possession Financing, Amount Arranged				$ 3,375